Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed with Banks - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed with Banks [Line Items]
Total	$ 18,812	$ 1
RMB [Member]
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed with Banks [Line Items]
Total	18,811	22,597
HKD [Member]
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed with Banks [Line Items]
Total	$ 1	$ 1